Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Opening Balance	$ 11,748	$ 14,746
Additions	438	670
Use	(71)	(1,338)
Accruals and charges	552	298
Others		9
Cumulative translation adjustment	1,632	(1,906)
Closing Balance	$ 14,299	$ 12,479